Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Securities available for sale, amortized cost	$ 81,764	$ 136,980
Loans, allowance for loan losses	$ 21,917	$ 20,350
Shareholders' equity
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, authorized (in shares)	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued (in shares)	7,201,346	7,201,346
Treasury stock, shares (in shares)	2,210	2,483